Investments in Joint Ventures - Schedule of Equity Investment Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Beginning balance	$ 53,323,032	$ 43,177,656
New investments (Note 3)		3,348,675
Dividends received	(17,552,999)	(1,530,000)
Equity earnings	10,862,687	8,326,701	$ 2,709,984
Investments in joint ventures	$ 46,632,720	$ 53,323,032	$ 43,177,656